Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Management evaluated subsequent events of the Company through September 15, 2022, the date the 6K containing unaudited condensed consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition.